UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: November 30, 2013 to February 28, 2014

Item 1.    Schedule of Investments.
Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional
Amount	Description	Rating*	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 129.6%
	Municipal Bonds - 111.6%
	Alabama - 2.9%
$ 3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (m)	AA-	7.100%	09/01/2035	09/01/20 @ 100	$ 3,360,060
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (m)	AA-	7.200%	09/01/2038	09/01/20 @ 100	5,604,050
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (m)	AA-	7.250%	09/01/2040	09/01/20 @ 100	2,244,740
						11,208,850

	California - 22.6%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1 (m)	A+	6.700%	02/01/2026	N/A	559,750
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A	7.700%	11/01/2030	11/01/20 @ 100	11,972,900
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B(m)	BBB	8.000%	11/01/2020	N/A	3,412,200
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(a) (m)	AA-	6.050%	08/01/2021	N/A	367,850
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(a) (m)	AA-	6.650%	08/01/2025	N/A	717,103
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1(m)	AA-	5.914%	08/01/2025	N/A	8,777,250
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.000%	07/01/2041	07/01/21 @ 100	11,574,600
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.003%	07/01/2041	07/01/20 @ 100	11,261,200
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.947%	07/01/2040	07/01/20 @ 100	5,678,400
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a) (m)	A+	7.250%	08/01/2028	N/A	1,183,188
10,000,000	Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B(l) (m)	NR	6.877%	08/01/2033	08/01/22 @ 100	9,654,200
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E (m)	AA-	5.400%	02/01/2026	N/A	1,039,980
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a)	AA	7.021%	08/01/2040	08/01/20 @ 100	5,522,550
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	6.800%	08/01/2030	N/A	2,691,822
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	7.100%	08/01/2040	N/A	9,460,247
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds (m)	AA-	7.123%	08/01/2028	08/01/20 @ 100	3,784,079
						87,657,319

	Colorado - 3.0%
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.017%	03/15/2031	03/15/21 @ 100	8,485,800
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D	AA-	6.817%	03/15/2028	N/A	3,027,975
						11,513,775

	Florida - 4.2%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a) (m)	AA	6.910%	07/01/2039	07/01/19 @ 100	10,891,400
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (m)	A	7.784%	09/01/2040	09/01/20 @ 100	5,485,200
						16,376,600

	Georgia - 1.3%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM) (m)	AA-	5.210%	12/01/2022	N/A	5,199,300

	Illinois - 12.3%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a) (m)	A+	6.519%	12/01/2040	N/A	4,789,400
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.900%	01/01/2040	N/A	5,876,730
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	AA-	6.742%	11/01/2040	N/A	3,440,772
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A-	7.350%	07/01/2035	N/A	5,842,450
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (m)	A2	7.620%	01/01/2030	N/A	8,226,708
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (m)	A2	7.820%	01/01/2040	N/A	3,519,373
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	A2	7.947%	04/01/2035	04/01/20 @ 100	5,111,820
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	A2	8.147%	04/01/2041	04/01/20 @ 100	5,736,750
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(m)	AA	7.230%	10/15/2035	04/15/20 @ 100	3,221,220
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a) (m)	AA	7.030%	04/15/2032	04/15/20 @ 100	2,075,020
						47,840,243

	Indiana - 6.2%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E	AA+	6.500%	01/15/2030	07/15/20 @ 100	9,874,621
3,000,000	Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B (m)	A3	5.900%	04/01/2034	N/A	2,991,930
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010,(a)	AA+	6.500%	07/15/2030	01/15/21 @ 100	11,367,200
						24,233,751

	Louisiana - 2.5%
8,000,000	Orleans Parish, School Board of the Parish of Orleans, Louisiana, (AGM)(m)	AA-	4.400%	02/01/2021	N/A	8,442,640
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a)	AA-	7.200%	02/01/2042	02/01/20 @ 100	1,121,423
						9,564,063

	Michigan - 5.2%
415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment, Series A, (Q-SBLF) (m)	AA-	6.300%	05/01/2026	05/01/21 @ 100	438,742
2,640,000	Detroit, Michigan, School District, Build America Bonds, (Q-SBLF)(a) (m)	AA-	7.747%	05/01/2039	N/A	2,920,870
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,, Series 2010B, (Q-SBLF)(a)	AA-	6.845%	05/01/2040	05/01/20 @ 100	5,005,550
2,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A, (Q-SBLF) (m)	AA-	6.645%	05/01/2029	N/A	2,773,848
3,000,000	Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds, Series B, (Q-SBLF) (m)	AA-	6.050%	05/01/2026	05/01/21 @ 100	3,167,670
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds, (Q-SBLF)(m)	AA-	6.750%	05/01/2026	05/01/20 @ 100	1,054,360
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A, (Q-SBLF) (m)	AA-	6.100%	05/01/2026	05/01/20 @ 100	2,611,850
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A, (Q-SBLF) (m)	AA-	6.500%	05/01/2029	05/01/20 @ 100	2,089,380
						20,062,270

	Minnesota - 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(l) (m)	AA	7.250%	02/01/2035	02/01/21 @ 100	1,756,828
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(l) (m)	AA	7.500%	02/01/2040	02/01/21 @ 100	1,629,058
						3,385,886

	Mississippi - 1.9%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(a) (m)	AA-	6.842%	06/01/2035	06/01/20 @ 100	5,279,950
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (m)	A2	7.265%	01/01/2032	01/01/20 @ 100	1,036,440
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (m)	A2	7.390%	01/01/2040	01/01/20 @ 100	930,159
						7,246,549

	Nevada - 2.6%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a) (m)	AA-	6.881%	07/01/2042	07/01/19 @ 100	1,535,623
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a) (m)	AA+	7.100%	06/01/2039	06/01/19 @ 100	1,311,252
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.600%	07/01/2030	07/01/20 @ 100	1,684,200
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.900%	07/01/2040	07/01/20 @ 100	5,695,693
						10,226,768

	New Jersey - 6.3%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(m)	A+	7.747%	07/01/2034	07/01/20 @ 100	8,503,520
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(m)	A+	7.847%	07/01/2035	07/01/20 @ 100	2,132,380
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.102%	01/01/2041	N/A	13,731,500
						24,367,400

	New York - 6.2%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A+	7.134%	11/15/2030	11/15/20 @ 100	5,665,100
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a)	A+	6.548%	11/15/2031	N/A	5,996,850
1,000,000	Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Eighty-Second Series	AA-	5.310%	08/01/2046	08/01/24 @ 100	1,030,750
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a) (l) (m)	BBB	8.572%	11/01/2040	N/A	11,224,700
						23,917,400

	Ohio - 5.2%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(m)	A	7.334%	02/15/2028	N/A	6,065,300
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable, Series 2009B(a) (m)	A-	8.223%	02/15/2040	N/A	2,231,346
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (m)	AA	6.900%	12/01/2034	12/01/20 @ 100	2,609,150
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (m)	AA	7.150%	12/01/2039	12/01/20 @ 100	2,604,050
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (m)	AA	7.300%	12/01/2043	12/01/20 @ 100	2,606,275
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B (m)	AA	6.650%	12/01/2029	12/01/20 @ 100	2,725,450
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds(m)	AA	7.000%	12/01/2028	12/01/20 @ 100	1,306,469
						20,148,040

	Pennsylvania - 4.3%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a) (m)	A+	7.140%	12/15/2035	06/15/20 @ 100	5,166,971
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D (m)	A	6.850%	09/01/2029	N/A	8,965,200
2,500,000	School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)(m)	A+	5.995%	09/01/2030	N/A	2,549,850
						16,682,021

	South Carolina - 1.4%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(l) (m)	A-	7.328%	07/01/2040	N/A	5,526,800

	South Dakota - 0.9%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(m)	A2	7.500%	12/15/2040	12/15/19 @ 100	3,710,498

	Texas - 6.3%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a) (m)	A+	7.088%	01/01/2042	N/A	11,959,300
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.700%	08/15/2036	08/15/20 @ 100	11,577,900
1,000,000	Mercedes Independent School District, Unlimited Tax School Building Qualified School Construction Bonds, Taxable Series 2014B	AAA	4.700%	08/15/2032	08/15/24 @ 100	1,002,250
						24,539,450

	Vermont - 2.7%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B, (a) (m)	A+	6.101%	07/01/2025	07/01/20 @ 100	2,253,785
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	7.211%	07/01/2040	07/01/20 @ 100	8,061,525
						10,315,310

	Washington - 9.4%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a) (m)	AA-	6.479%	12/01/2030	12/01/20 @ 100	5,362,950
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	AA	6.396%	12/01/2030	12/01/20 @ 100	2,177,340
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a) (m)	A1	6.500%	05/01/2030	N/A	5,336,600
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B(m)	BBB+	8.000%	06/15/2040	06/15/20 @ 100	6,229,780
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.790%	07/01/2040	N/A	5,566,650
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	7.099%	04/01/2032	N/A	3,903,317
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (m)	A+	7.399%	04/01/2041	N/A	8,005,194
						36,581,831

	West Virginia - 3.3%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.650%	04/01/2040	N/A	12,796,300

	Total Municipal Bonds - 111.6%
	(Cost $385,818,705)					433,100,424

	Corporate Bonds - 5.3%
	Advertising - 0.1%
500,000	Sitel, LLC / Sitel Finance Corp.(b) (m)	B	11.000%	08/01/2017	08/01/14 @ 106	536,875

	Airlines - 1.0%
107,043	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1(l) (m)	NR	7.200%	1/2/2019	N/A	115,607
1,527,109	Atlas Air 2000-1 Class A Pass Through Trust, Series 2000-1, Class A(l) (m)	NR	8.707%	1/2/2019	N/A	1,653,095
2,000,000	Delta Air Lines 2011-1 Class B Pass-Through Trust, Series 2011-1, Class B(m)	BBB-	7.125%	10/15/2014	N/A	2,055,000
						3,823,702

	Chemicals - 0.1%
350,000	TPC Group, Inc.(b) (m)	B	8.750%	12/15/2020	12/15/16 @ 104	378,000

	Coal - 0.0%***
166,000	PVR Partners, LP / Penn Virginia Resource Finance Corp. II(m)	B-	8.375%	06/01/2020	06/01/16 @ 104	185,505

	Commercial Services - 0.1%
200,000	ADT Corp.(b)	BB-	6.250%	10/15/2021	N/A	210,500

	Diversified Financial Services - 0.3%
125,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(b) (m)	B+	7.375%	04/01/2020	04/01/16 @ 106	132,187
200,000	Jefferies Group, Inc.(m)	BBB	6.875%	04/15/2021	N/A	231,500
31,200	LCP Dakota Fund, Series 2012-6, Class P(l) (m)	NR	10.000%	08/17/2015	N/A	31,217
140,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(m)	B+	9.625%	05/01/2019	05/01/15 @ 107	155,050
479,000	Schahin II Finance Co. SPV Ltd. (Cayman Islands)(b)	BBB-	5.875%	09/25/2022	N/A	468,223
						1,018,177

	Engineering & Construction - 0.5%
1,801,576	Alion Science and Technology Corp.(c)	CCC-	12.000%	11/01/2014	04/10/14 @ 100	1,815,088

	Entertainment - 0.5%
1,600,000	Diamond Resorts Corp.(m)	B-	12.000%	08/15/2018	08/15/14 @ 106	1,760,000
150,000	Greektown Holdings, LLC/Greektown Mothership Corp.(b)	B-	8.875%	03/15/2019	03/15/16 @ 107	154,500
						1,914,500

	Food - 0.1%
100,000	Diamond Foods, Inc.(b) (m)	CCC+	7.000%	03/15/2019	03/15/16 @ 104	103,125
100,000	KeHE Distributors, LLC / KeHE Finance Corp.(b)	B	7.625%	08/15/2021	08/15/17 @ 104	106,000
						209,125

	Health Care Services - 0.4%
150,000	Symbion, Inc.(m)	B	8.000%	06/15/2016	06/15/14 @ 104	157,875
1,500,000	Tufts Medical Center, Inc.	BBB	7.000%	01/01/2038	N/A	1,571,954
						1,729,829

	Leisure Time - 0.0%***
75,000	Sabre GLBL, Inc.(b) (m)	B	8.500%	05/15/2019	05/15/15 @ 106	83,531

	Machinery-Diversified - 0.1%
250,000	Tempel Steel Co.(b) (m)	CCC+	12.000%	08/15/2016	08/15/14 @ 106	241,250

	Media - 0.1%
485,000	Baker & Taylor Acquisitions Corp.(b) (l) (m)	CCC	15.000%	04/01/2017	10/01/14 @ 108	388,000

	Mining - 0.0%***
23,691	Mirabela Nickel Ltd. (Australia)(b) (i) (l)	NR	3.500%	03/28/2014	N/A	23,691
150,000	Mirabela Nickel Ltd. (Australia)(b) (e) (l) (m)	D	8.750%	04/15/2018	04/15/15 @ 104	34,500
						58,191

	Oil & Gas - 0.3%
750,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(m)	B-	10.750%	10/01/2020	10/01/16 @ 105	823,125
200,000	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.(b)	B	7.500%	07/01/2021	07/01/16 @ 106	212,000
						1,035,125

	Oil & Gas Services - 0.1%
200,000	Exterran Holdings, Inc.(m)	BB	7.250%	12/01/2018	12/01/14 @ 104	211,500

	Packaging & Containers - 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B-	11.500%	04/01/2016	04/01/15 @ 100	318,000

	Pharmaceuticals - 0.0%***
180,000	Valeant Pharmaceuticals International (Canada)(b)	B	6.750%	08/15/2018	08/15/15 @ 105	198,450

	Real Estate Investment Trusts - 0.2%
750,000	Columbia Property Trust Operating Partnership, LP	BBB-	5.875%	04/01/2018	N/A	795,347

	Retail - 0.4%
150,000	Checkers Drive-In Restaurants, Inc.(b) (m)	B-	11.000%	12/01/2017	06/01/15 @ 108	168,375
980,000	GRD Holdings III Corp.(b) (m)	B	10.750%	06/01/2019	06/01/15 @ 108	1,080,450
125,000	PF Chang's China Bistro, Inc.(b) (m)	CCC	10.250%	06/30/2020	06/30/16 @ 105	134,688
						1,383,513

	Semiconductors - 0.0%***
100,000	Advanced Micro Devices, Inc.(b)	B	6.750%	03/01/2019	N/A	100,500

	Software - 0.2%
290,000	Aspect Software, Inc.(m)	CCC+	10.625%	05/15/2017	05/15/14 @ 103	305,225
200,000	Eagle Midco, Inc.(b) (i)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	210,000
400,000	Infor US, Inc. (m)	B-	11.500%	07/15/2018	07/15/15 @ 106	465,000
						980,225

	Telecommunications - 0.0%***
150,000	Avaya, Inc.(b)	B	7.000%	04/01/2019	04/01/15 @ 104	148,875

	Textiles - 0.0%***
130,000	Empire Today, LLC / Empire Today Finance Corp.(b)	B-	11.375%	02/01/2017	02/01/15 @ 103	130,650

	Transportation - 0.7%
36,600	Atlas Air, Inc.(b) (l)	NR	8.707%	1/2/2019	N/A	39,620
985,000	CEVA Group PLC (United Kingdom)(b) (m)	CCC+	8.375%	12/01/2017	12/01/14 @ 104	1,029,325
1,385,000	Marquette Transportation Co., LLC / Marquette Transportation Finance Corp.(m)	B-	10.875%	01/15/2017	01/15/15 @ 103	1,457,712
						2,526,657

	Total Corporate Bonds - 5.3%
	(Cost $19,464,772)					20,421,115

	Asset Backed Securities - 5.8%
	Automobile - 0.0%***
21,607	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b) (m)	NR	5.000%	09/25/2018	N/A	21,513

	Collateralized Debt Obligation - 1.7%
172,151	Cedarwoods, Series 2006-1A, Class A1	B	0.454%	07/25/2051	N/A	140,389
60,232	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands) (d)	BBB+	0.733%	09/15/2035	N/A	60,196
11,384	G-Star 2003-3 Ltd., Series 2003-A, Class A1 (Cayman Islands)(b) (d) (m)	BBB-	0.816%	03/13/2038	N/A	11,306
155,756	Highland Park CDO I Ltd., Series 2006-1A, Class A1 (Cayman Islands)(b) (d) (m)	B+	0.565%	11/25/2051	N/A	136,660
46,874	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (d) (m)	BB+	0.655%	12/30/2030	N/A	46,419
1,500,000	N-Star Real Estate CDO VIII Ltd., Series 2006-8A, Class A2 (Cayman Islands)(b) (d) (m)	B1	0.515%	02/01/2041	N/A	1,283,400
3,804,444	Putnam Structured Product, Series 2003-1A, Class A1LB(b) (d) (m)	CCC	0.605%	10/15/2038	N/A	3,549,546
516,501	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(b) (d) (m)	CCC+	0.834%	01/10/2038	N/A	459,376
1,091,762	SRERS-2011 Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(b) (d)	Baa3	0.407%	05/09/2046	N/A	995,250
						6,682,542

	Collateralized Loan Obligation - 2.1%
250,000	Ares XXV CLO Ltd., Series 2012-3A (Cayman Islands)(b) (j) (m)	NR	0.000%	01/17/2024	N/A	206,675
250,000	ARES XXVI CLO Ltd., Series 2013-1A (Cayman Islands)(b) (j) (m)	NR	0.000%	04/15/2025	N/A	208,575
250,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(b) (j) (m)	NR	0.000%	01/30/2024	N/A	243,425
100,000	BlackRock Senior Income Series Corp., Series 2004-1A (Cayman Islands)(b) (j) (m)	NR	0.000%	09/15/2016	N/A	10
250,000	Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A (Cayman Islands)(b) (j) (m)	NR	0.000%	10/4/2024	N/A	236,650
250,000	Cerberus Offshore Levered I LP, Series 2012-1A, Class C (Cayman Islands)(b) (d) (m)	A3	6.236%	11/30/2018	N/A	250,575
250,000	Cerberus Onshore II CLO, LLC, Series 2013-1A, Class D(b) (d)	Baa2	4.247%	10/15/2023	N/A	238,575
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (d) (m)	A+	1.490%	07/10/2019	N/A	1,881,600
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (d) (m)	BBB+	2.840%	07/10/2019	N/A	928,500
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b) (m)	BBB+	8.370%	07/10/2019	N/A	1,008,100
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (d) (m)	AA+	1.335%	05/19/2021	N/A	286,680
250,000	Divcore CLO Ltd., Series 2013-1A, Class B	Baa3	4.100%	11/15/2032	N/A	248,875
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (Cayman Islands)(b) (d) (m)	AA+	0.568%	05/01/2022	N/A	509,465
50,813	Emporia Preferred Funding I Corp., Series 2005-1A, Class C (Cayman Islands)(b) (d) (m)	AAA	1.192%	10/12/2018	N/A	50,727
250,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(b) (j)	NR	0.000%	12/24/2023	N/A	228,025
250,000	Golub Capital Partners CLO Ltd., Series 2014-18A,Class D (Cayman Islands)(b) (d)	BBB	4.236%	04/25/2026	N/A	242,533
250,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A (Cayman Islands)(b) (j) (m)	NR	0.000%	01/15/2023	N/A	227,150
200,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (d) (m)	A+	0.959%	01/25/2019	N/A	188,040
500,000	KKR CLO 2007-1 Corp., Series 2007-1A, Class D (Cayman Islands)(b) (d) (m)	A	2.486%	05/15/2021	N/A	481,100
250,000	Newstar Commercial Loan Funding 2013-1, LLC, Series 2013-1A, Class D(b) (d)	BBB	4.951%	09/20/2023	N/A	250,000
200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(b) (j)	NR	0.000%	02/24/2018	N/A	71,620
250,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (d) (m)	A+	2.989%	07/15/2019	N/A	241,959
						8,228,859

	Credit Card - 0.1%
214,438	Credit Card Pass-Through Trust 2012-BIZ, Series 2012-Biz, Class A (b) (j) (k) (m)	NR	0.000%	-	N/A	178,927

	Insurance - 0.0%***
76,600	Insurance Note Capital VII, Series 2005-1R1A(b) (d) (m)	A-	0.482%	06/09/2033	N/A	71,621

	Media - 0.9%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b) (m)	Ba2	8.836%	12/20/2040	N/A	1,408,864
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b) (m)	B3	10.756%	12/20/2040	N/A	2,020,377
						3,429,241

	Other ABS - 0.7%
262,180	Aircraft Certificate Owner Trust 2003, Series 2003-1A, Class D(b) (l) (m)	BBB+	6.455%	09/20/2022	N/A	262,259
104,215	Bristol Bay Funding Ltd., Series 2004-1A, Class A2(b) (d)	AAA	1.238%	02/01/2016	N/A	103,173
1,961,682	Gramercy Real Estate CDO 2007-1 Ltd., Series 2007-1A, Class A1(b) (d)	B	0.516%	08/15/2056	N/A	1,674,492
516,767	West Coast Funding Ltd., Series 2006-1A, Class A1A(b) (d)	Caa3	0.375%	11/02/2041	N/A	495,062
						2,534,986

	Transportation - 0.3%
9,204	Castle Trust, Series 2003-1AW, Class A1(b) (d) (m)	AA	0.905%	05/15/2027	N/A	8,376
141,263	Raspro Trust, Series 2005-1A, Class G(b) (d) (m)	A	0.645%	03/23/2024	N/A	131,374
1,203,558	Vega Containervessel PLC, Series 2006-1A, Class A(b) (m)	Ba3	5.562%	02/10/2021	N/A	1,179,487
						1,319,237

	Total Asset Backed Securities - 5.8%
	(Cost $21,311,192)					22,466,926

	Collateralized Mortgage Obligations - 0.2%
	Residential Mortgage Backed Security - 0.2%
742,963	Nomura Resecuritization Trust, Series 2012-1R, Class A(b) (d) (m)	NR	0.599%	08/27/2047	N/A	684,491
	(Cost $679,399)

	Term Loans - 4.6%(g)
	Aerospace & Defense - 0.2%
850,000	Nana Development, 1st Lien	B+	8.000%	03/15/2018	N/A	845,750

	Automotive - 0.1%
40,000	Fleetpride	CCC+	9.250%	05/15/2020	N/A	39,300
236,111	Navistar, Inc.	B	5.750%	08/17/2017	N/A	239,162
						278,462

	Building Materials - 0.3%
985,000	HD Supply, Inc.	B+	4.000%	06/28/2018	N/A	987,768

	Consumer Products - 0.1%
160,000	Mitel Networks Corp.	B+	5.250%	01/31/2020	N/A	161,333
327,107	Targus Group International, Inc., 1st Lien(l)	B	12.000%	05/24/2016	N/A	272,317
74,209	Totes Isotoner Corp.	B	7.250%	07/07/2017	N/A	74,348
						507,998

	Consumer Services - 0.2%
92,500	Nab Holdings First Lien	BB+	7.000%	04/24/2018	N/A	92,731
214,372	Patheon, Inc. - 1st Lien	B+	7.250%	12/14/2018	N/A	213,729
180,235	Sutherland Global Cayman Tranche	BB-	7.250%	03/06/2019	N/A	180,235
399,092	Sutherland Global U.S. Tranche	B	7.250%	03/06/2019	N/A	400,090
						886,785

	Diversified Manufacturing - 0.1%
399,201	CPM Acquisition Corp.	B+	6.250%	08/29/2017	N/A	402,195

	Electric - 0.0%***
97,500	Astoria Generating Co. Acquisitions	B+	8.500%	10/26/2017	N/A	100,425

	Energy-Alternate Sources - 0.0%***
149,625	Atlas Energy, LP	B	6.500%	07/31/2019	N/A	153,740

	Entertainment - 0.0%***
73,800	CKX Entertainment, Inc.(l)	B+	9.000%	06/21/2017	N/A	65,313

	Food & Beverage - 0.0%***
35,000	Hostess Brands, Inc.	B-	6.750%	04/09/2020	N/A	36,356

	Health Care - 0.3%
1,063,074	Merge Healthcare Inc.(l)	CCC	6.000%	04/23/2019	N/A	999,289

	Insurance - 0.1%
99,375	Cetera Financial Group, Lien 1	B+	6.500%	08/07/2019	N/A	100,617
155,909	Cunningham	B-	9.250%	06/10/2020	N/A	155,714
						256,331

	Media - 0.1%
119,372	Cengage Learning Acquisitions, Inc. (Thomson Learning)(j)	NR	0.000%	07/03/2014	N/A	110,904
109,446	Cengage Learning Acquisitions, Inc. (Thomson Learning)(j)	NR	0.000%	07/31/2017	N/A	102,879
						213,783

	Oil Field Services - 0.3%
365,381	Ocean RIG ASA	B+	6.000%	03/31/2021	N/A	371,958
200,000	PSS Companies	B+	5.500%	01/28/2020	N/A	201,000
99,250	Rice Energy, 2nd Lien	CCC+	8.500%	10/25/2018	N/A	100,987
198,000	Shelf Drilling Holdings Ltd.	B+	6.250%	5/31/2018	N/A	198,000
194,000	Varel International Energy Funding Corp.	B	9.250%	07/17/2017	N/A	195,940
						1,067,885

	Other Finance - 0.3%
917,986	Ceridian Corp.	B-	4.405%	05/09/2017	N/A	920,510
198,500	First Advantage	B	6.250%	02/28/2019	N/A	198,748
25,234	Knight/Getco, 1st Lien	BB-	5.750%	12/05/2017	N/A	25,297
						1,144,555

	Other Financial Institution - 0.5%
2,000,000	AP Alternative Assets LP(l)	BB	6.663%	12/21/2015	N/A	2,005,000

	Other Industrials - 0.1%
89,204	Hunter Fan Company 1st Lien	B+	6.500%	12/20/2017	N/A	89,093
200,000	Inmar, Inc., Lien 1	B	4.250%	01/27/2021	N/A	199,100
248,125	Sirva Worldwide, Inc.	B	7.500%	03/27/2019	N/A	252,467
						540,660

	Retail - 0.0%***
81,009	Container Store, Lien 1	B	4.250%	04/06/2019	N/A	81,186

	Technology - 1.2%
591,203	Aspect Software, Inc.	B	7.000%	05/07/2016	N/A	596,866
446,006	EIG Investors Corp., 1st Lien	B	5.000%	11/09/2019	N/A	448,794
350,000	Globallogic Holdings, Inc.	B+	6.250%	05/31/2019	N/A	350,000
650,000	Greenway Medical Technology, 1st Lien	B+	6.000%	11/04/2020	N/A	651,625
395,000	IPC Information Systems, Inc.	B-	7.750%	07/31/2017	N/A	396,975
100,000	Misys PLC 2nd Lien	CCC+	12.000%	06/12/2019	N/A	114,333
985,006	Misys PLC First Lien	B+	5.000%	12/12/2018	N/A	994,856
929,887	Paradigm, Ltd. - First Lien(l)	B+	4.750%	07/30/2019	N/A	931,049
						4,484,498

	Transportation - 0.3%
20,278	CEVA Group PLC	CCC+	0.147%	08/31/2016	N/A	20,196
46,504	CEVA Group PLC	CCC+	5.236%	08/31/2016	N/A	46,315
33,217	CEVA Group PLC	CCC+	5.247%	08/31/2016	N/A	33,082
119,273	Global Aviation Holdings, Inc.(f) (l)	NR	10.000%	07/13/2017	N/A	–
38,905	Global Aviation Holdings, Inc.(f) (l)	NR	3.000%	02/13/2018	N/A	–
197,505	Sabre, Inc.	B	4.250%	02/19/2019	N/A	197,547
204,108	Travelport Holdings, LTD 2nd Lien	CCC+	4.000%	12/01/2016	N/A	209,721
100,000	Travelport Holdings, 2nd Lien, Tranche 1	CCC+	9.500%	01/31/2016	N/A	103,625
29,350	Travelport Holdings Ltd.	B	6.250%	06/26/2019	N/A	30,075
398,000	US Shipping Corp., Lien 1	B	9.000%	04/30/2018	N/A	407,950
						1,048,511

	Wireless - 0.2%
300,000	Expert Global Solutions, Lien 1	B-	8.500%	04/03/2018	N/A	297,999
492,501	Zayo Group LLC	B	4.000%	07/02/2019	N/A	493,452
						791,451

	Wirelines - 0.2%
539,311	Avaya, Inc.	B	4.734%	10/26/2017	N/A	524,787
445,962	Avaya, Inc.	B	6.500%	03/31/2018	N/A	444,784
						969,571

	Total Term Loans - 4.6%
	(Cost $17,784,777)					17,867,512

Number
of Shares	Description					Value
	Common Stock - 0.0%***
	Airlines - 0.0%***
6,232	Aviation Holdings, Inc.(f) (h) (l) (m)					1
	(Cost $0)

	Preferred Stocks - 1.9%
	Diversified Financial Services - 0.5%
1,900	Falcons Funding Trust I(b) (h) (m)					1,956,525
475	GSC Partners CDO Fund Ltd./GSC Partners CDO Fund Corp. (Cayman Islands)(b) (h)					217,616
200,000	Whitehorse II Ltd., Series 2005-2A (Cayman Islands)(b) (h) (m)					38,000
						2,212,141

	Transportation - 1.4%
200,000	Seaspan Corp., Series C (Marshall Islands) (m)	NR	9.500%	-		5,382,000

	Total Preferred Stocks - 1.9%
	(Cost $7,201,500)					7,594,141

	Close End Fund - 0.2%
50,618	BlackRock Build America Bond Trust					1,005,273
	(Cost $930,410)

	Warrants - 0.0%***
	Engineering & Construction - 0.0%***
1,550	Alion Science and Technology Corp.(f) (h) (l)			03/15/2017		-
	(Cost $16)

	Total Long-Term Investments - 129.6%
	(Cost $453,190,771)					503,139,883

	Short-Term Investments - 0.3%
Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Municipal Bond - 0.3%
	Michigan - 0.3%
$ 1,000,000	Michigan Finance Authority (m)	NR	4.375%	08/20/2014	N/A	$ 1,007,720
	(Cost $1,000,000)

	Total Investments - 129.9%
	(Cost $454,190,771)					504,147,603
	Liabilities in excess of Other Assets - 1.8%					6,817,806
	Borrowings - (8.6%)					(33,463,936)
	Reverse Repurchase Agreements - (23.1%)					(89,426,292)
	Net Assets - 100.0%					$ 388,075,181

AGM – Insured by Assured Guaranty Municipal Corporation
ASA – Stock Company
CDO – Collateralized Debt Obligation
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Taxable municipal bond issued as part of the Build America Bond program.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $31,227,413, which represents 8.0% of net assets.

(c) The issuer of this security will accrue interest on the secured note at a rate of 12% annum and will make interest payments as follows: (1) 10% in cash and (2) 2% in-kind shares of the secured note.
(d) Floating or variable rate coupon. The rate shown is as of February 28, 2014.
(e) Non-income producing as security is in default.
(f) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1 which represents 0.0% of net assets.
(g)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfoliosof investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(h) Non-income producing security.
(i) Pay-in-kind.
(j) Security had no stated coupon. However, it is expected to receive residual cash flow payments on deal defined payment dates.
(k) Security is perpetual and, thus does not have a predetermined maturity date.
(l) Illiquid security.
(m)
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements.  As of February 28, 2014, the total amount segregated was $250,174,003.

See previously submitted notes to financial statements November 30, 2013.

Country Allocation^
United States	96.4%
Cayman Islands	2.3%
Marshall Islands	1.1%
United Kingdom	0.2%
Canada	0.0%	^^
Australia	0.0%	^^
^Subject to change daily. Based on long-term investments.

^^ Less than 0.1%.

At February 28, 2014 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$453,825,779	$51,110,323	$(788,499)	$50,321,824

The Trust values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The Trust values debt securities (including municipal securities, asset-backed securities, collateralized mortgage obligations and term loans) at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Trust and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Trust’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Trust might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from brokerdealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Trust values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The fair value estimate for the Level 3 security in the Trust is determined in accordance with the Trust’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Trust’s investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Municipal Bonds	$-	$434,108	$-		$434,108
Corporate Bonds	-	20,421	-		20,421
Asset Backed Securities	-	22,467	-		22,467
Collateralized Mortgage Obligations	-	684	-		684
Preferred Stock	7,594	-	-		7,594
Term Loans	-	17,868	-	*	17,868
Common Stock	-	-	-	*	-	*
Closed End Fund	1,005	-	-		1,005
Warrants	-	-	-	*	-	*
Total	$8,599	$495,548	$-	*	$504,147
* Market value is less than minimum amount disclosed.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 28, 2014.

Level 3 holdings
(value in $000s)
Beginning Balance at May 31, 2013
Warrants	$-	*
Comon Stock	-	*
Collateralized Loan Obligations	207
Change in unrealized gain/loss
Warrants	-	*
Comon Stock	-	*
Collateralized Loan Obligations	1
Transfers Out
Collateralized Loan Obligations	208
Transfers In	-	*
Term Loans	-	*
Ending Balance at February 28, 2014
Warrants	-	*
Common Stock	-	*
Term Loans	-	*
Total Level 3 holdings	$-	*

* Market value is less than minimum amount disclosed.

The transfer in and out of the valuation levels for the Trust as of the report date when compared to the valuation levels at the end of the previous fiscal year are determined below:

Two term loans, Global Aviations Holdings Inc. in the amount of $0 each, transferred from Level 2 to Level 3 due to liquidity issues of the company and the lack of a third-party price.

One asset backed security, Ares XXVI CLO Ltd. in the amount of $208,575 transferred from Level 3 to Level 2 due to availability of market price.

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim Build America Bonds Managed Duration Trust holdings categorized as Level 3 at
February 28, 2014:

Investments, at value	Value as of February 28, 2014	Valuation Technique	Unobservable Inputs	Unobservable Inputs
Common Stock:
Airlines	$ 1	Model Price	Unlisted Security	$0.0001
Warrant:
Engineering and Construction	-	Model Price	Unlisted Security	0.0000
Term Loans:
Transportation	-	Model Price	Unlisted Security	0.0000

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Unlisted Security	Increases	Decreases

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       April 29, 2014

By:        /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    April 29, 2014